Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022, amount	$ 265
2022, weighted-average rate	2.63%
2023, amount	$ 272
2023, weighted-average rate	2.63%
2024, amount	$ 279
2024, weighted-average rate	2.63%
2025, amount	$ 286
2025, weighted-average rate	2.63%
2026, amount	$ 298
2026, weighted-average rate	2.63%
Beyond 2025, amount	$ 11,501
Beyond 2025, weighted-average rate	1.97%
Total, amount	$ 12,901	$ 17,038
Total, weighted-average rate	1.62%